SHARE-BASED COMPENSATION - Total compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Total compensation expense	¥ 87	¥ 654
Cost of revenue
Share-based compensation
Total compensation expense	11	79
Sales and marketing expenses
Share-based compensation
Total compensation expense	5	32
General and administration expenses
Share-based compensation
Total compensation expense	47	367
Research and development expenses
Share-based compensation
Total compensation expense	¥ 24	¥ 176